PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statements of Comprehensive Profit/(Loss)
Selling and marketing expenses	¥ 642,937	$ 93,217	¥ 878,130	¥ 906,337
General and administrative expenses	(604,028)	(87,576)	(569,985)	(630,618)
Operating (loss) income	93,038	13,489	(369,112)	(806,380)
Foreign currency exchange (loss) gains	(954)	(138)	(518)	(4,849)
Interest income (expense)	2,700	391	2,335	(199)
(Loss) income before income taxes	106,067	15,378	(361,723)	(806,227)
Income tax expense	(20,834)	(3,021)	(114,057)	35,034
Net (loss) income	85,233	12,357	(475,780)	(771,193)
Other comprehensive (loss) income
Foreign currency translation adjustment	965	140	(421)	(2,266)
Comprehensive (loss) income	86,198	12,497	(476,201)	(773,459)
Parent Company
Condensed Statements of Comprehensive Profit/(Loss)
Selling and marketing expenses	(8)	(1)	(323)	(693)
General and administrative expenses	(34,558)	(5,010)	5,955	(16,890)
Operating (loss) income	(34,566)	(5,011)	5,632	(17,583)
Equity in (loss) income of subsidiaries	117,266	17,001	(480,114)	(748,006)
Foreign currency exchange (loss) gains	2,480	360	(268)	(1,109)
Interest income (expense)	(1,660)	(241)	203	55
(Loss) income before income taxes	83,520	12,109	(474,547)	(766,643)
Net (loss) income	83,520	12,109	(474,547)	(766,643)
Other comprehensive (loss) income
Foreign currency translation adjustment	965	140	(421)	(2,266)
Comprehensive (loss) income	¥ 84,485	$ 12,249	¥ (474,968)	¥ (768,909)